PROVISIONS - Schedule of Provisions (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Non-current provisions	$ 14,065,815	$ 14,787,443	$ 19,312,108
Labor and social security
Disclosure of other provisions [line items]
Non-current provisions	2,856,792	3,390,452	3,740,608
Environmental restoration
Disclosure of other provisions [line items]
Non-current provisions	10,005,737	9,793,122	13,102,994
Civil and other
Disclosure of other provisions [line items]
Non-current provisions	$ 1,203,286	$ 1,603,869	$ 2,468,506